Note 15 - Non-current assets held for sale (Detail) (Leasehold property held for sale [Member], USD $)	Dec. 31, 2012
Leasehold property held for sale [Member]
Long Lived Assets Held-for-sale, Proceeds from Sale	$ 1,300,000
Long Lived Assets Held-for-sale, Gain (Loss) on Sale	$ 497,869